LOANS (covered) - Covered Nonaccrual Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 11,160	$ 19,755	$ 16,415
Interest income effect
Gross amount of interest that would have been recorded under original terms	1,020	1,453	1,049
Interest included in income	58	398	608
Net impact on interest income	962	1,055	441
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	7,203	16,190	8,458
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,192	2,074	5,745
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	1,747	1,491	1,703
All other
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 18	$ 0	$ 509